Consolidated Balance Sheets - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 327,434	$ 84,303
Accounts and grants receivable	970,467	3,044,928
Prepaid and other receivables	205,482	579,846
	1,503,383	3,709,077
Non-Current Assets
Long-term deposit		300,000
Property and equipment	30,689	27,488
Intangibles		3,000,009
Goodwill		139,618
TOTAL ASSETS	1,534,072	7,176,192
Current Liabilities
Accounts payable	488,636	273,750
Accrued liabilities	155,156	249,736
Lease inducement	36,526	57,673
Loans payable	300,000	150,000
	980,318	731,159
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	3,792,678	3,421,165
Accumulated other comprehensive income	(303,447)	(302,037)
Deficit	(24,850,199)	(18,588,817)
TOTAL EQUITY	553,754	6,445,033
TOTAL LIABILITIES AND EQUITY	1,534,072	7,176,192
Commitments and contingency